Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total trade and other receivables	¥ 37,644	¥ 42,892
Gross carrying amount [member]
Disclosure of financial assets [line items]
Total trade and other receivables	38,097	43,375
Trade receivables, non-current	14	14
Allowance for doubtful account/Loss allowance [Member]
Disclosure of financial assets [line items]
Total trade and other receivables	(453)	(483)
Trade receivables, non-current	¥ (14)	¥ (14)